LOANS (Tables)	12 Months Ended
Dec. 31, 2018
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2018 and 2017 comprise the following:

	2018	2017
Current Loans
2014 Notes	-	1,758,428
2018 Notes Interest	227,114	55,614
Financial Leasing (Note 22)	215,722	148,567
Total Current loans	442,836	1,962,609
Non Current Loans
2014 Notes	-	3,512,517
2018 Notes Interest	18,714,529	-
Financial Leasing (Note 22)	1,439,687	1,167,494
Total non current loans	20,154,216	4,680,011
Total (1)	20,597,052	6,642,620

(1)	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.

Activity of Loans
The activity of the loans as of December 31, 2018 and 2017 is the following:

	2018	2017
Beginning balance	6,642,620	7,217,464
Inflation adjustment restatement	(7,106,426)	(1,478,063)
Accrued interest	1,498,556	619,727
Effect of foreign exchange rate change	12,848,796	781,956
VAT unpaid installments	19,104	7,210
Proceeds from loans	13,821,521	-
Payment of loans(1)	(1,328,029)	(125,951)
Payment of redemption of loans	(4,796,243)	-
Interest paid (2)	(1,002,847)	(379,723)
Ending balance	20,597,052	6,642,620

(1)	For the years ended on December 31, 2018 and 2017, Ps. 101,968 and Ps. 66,075 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

(2)	For the years ended on December 31, 2018 and 2017, Ps. 97,101 and Ps. 77,565, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans as of December 31, 2018 are as follows, not including issuance expenses:

Less than one year	212,063
From 1/01/2020 to 12/31/2020	-
From 1/01/2021 to 12/31/2021	-
From 1/01/2022 onwards	18,850,000
Ending balance	19,062,063

Maturities of Finance Leases
The following are the maturities of the finance leases in force as of December 31, 2018:

Due:
as of 12/31/2018	56,892
To due
From 1/01/2019 to 12/31/2019	158,830
From 1/01/2020 to 12/31/2020	172,178
From 1/01/2021 to 12/31/2021	186,635
From 1/01/2022 to 12/31/2022	202,306
From 1/01/2023 onwards	878,568
Ending balance	1,655,409

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2018, and their present book value:

As of 12/31/2019	338,887
From 1/01/2020 to 12/31/2020	282,034
From 1/01/2021 to 12/31/2021	282,034
From 1/01/2022 to 12/31/2022	282,034
From 1/01/2023 onwards	1,014,583
Total minimum future payments	2,199,572
Future financial charges on financial leases	(544,163)
Book Value financial leases	1,655,409

Conditions of 2014 Notes
On February 7, 2014, TGS issued the 2014 Notes according to the following characteristics:

	2014 Notes

Amount in U.S.$	255,451,506
Interest rate	9.625% anual
	Scheduled payment date	Percentage of original principal amount
Amortization	May 14, 2014	25%
	May 14, 2018	25%
	May 14, 2019	25%
	May 14, 2020	25%
Frequency of Interest payment	Semiannual, payable el May 14 and November 14 of each year.
Guarantor	None

Conditions of 2018 Notes
On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

	2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%
	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None